CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Sales	$ 351,471	$ 276,689	$ 813,800	$ 276,689	$ 1,353,868	$ 0
Cost of Goods Sold	(138,468)	(23,266)	(285,206)	(23,266)	(114,272)	0
Gross Profit	213,003	253,423	528,594	253,423	1,239,596	0
Operating expenses:
Sales commissions	1,179	83,633	139,527	83,633	660,963	0
Employee compensation	181,001	44,215	383,833	63,696	260,689	4,951
Occupancy	191,486	26,284	299,220	102,217	279,191	101,702
Depreciation and amortization of property and equipment	3,424	2,197	6,196	4,021	8,966	91
Amortization of intangible assets	2,190	0	4,344	0	4,096	0
Other operating expenses	203,808	129,176	504,129	172,840	737,489	124,322
Total Operating Expenses	583,088	285,505	1,337,249	426,407	1,951,394	231,066
Income (loss) from operations	(370,085)	(32,082)	(808,655)	(172,984)	(711,798)	(231,066)
Other Income (Expenses)
Interest expenses	77	136	(28)	90	(3)	(127)
Total Other Income (Expenses)	77	136	(28)	90	(3)	(127)
Loss before Provision for Income Tax	(370,008)	(31,946)	(808,683)	(172,894)	(711,801)	(231,193)
Provision for Income Tax	0	0	0	0	0	0
Net loss	$ (370,008)	$ (31,946)	$ (808,683)	$ (172,894)	$ (711,801)	$ (231,193)
Net loss per share basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.07)	$ (0.02)
Weighted average common shares outstanding basic and diluted	118,130,820	115,245,000	118,130,820	115,245,000	10,046,601	10,000,000
Comprehensive income (loss)
Net income loss	$ (370,008)	$ (31,946)	$ (808,683)	$ (172,894)	$ (711,801)	$ (231,193)
Foreign currency translation adjustment	13,122	(10,016)	83,535	(34,532)	5,931	(3,935)
Total comprehensive income (loss)	$ (356,886)	$ (41,962)	$ (725,148)	$ (207,426)	$ (705,870)	$ (235,128)